Long-term assets - E.1.4. Cash used for the purchase of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 202	$ 158		$ 130
Change in accruals and payables for intangibles	(32)	(10)		3
Cash used for additions	$ 171	$ 148	[1]	$ 133	[1]

[1]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.